Borrowings (Details) - Schedule of current and non- current break up - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2022	Jun. 30, 2022	Dec. 31, 2020	Dec. 31, 2017	Dec. 31, 2016
Borrowings (Details) - Schedule of current and non- current break up [Line Items]
Non- Current				$ 180,014,715	$ 86,314,012	$ 77,497,507
Current
Current	$ 182,781,617	$ 171,739,579	$ 177,321,777	7,000,000
Non- Current Bonds [Member]
Borrowings (Details) - Schedule of current and non- current break up [Line Items]
Maturity	2025
Non- Current				180,014,715
Current Bonds [Member]
Current
Maturity	On demand
Current	$ 182,781,617			$ 7,000,000